UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if amendment [  ]; Amendment Number: __

This Amendment (Check only one):  [  ] a restatement
                                  [  ]  adds new holdings entries

Institutional Investment Manager Filing this report:

Name:    Greenhaven Associates, Inc.
         Three Manhattanville Road
         Purchase, NY  10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris A. Wachenheim
Title:   Executive Vice President
Phone:   914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim              Purchase, NY             April 28,2011
------------------------          ------------------     -----------------------
   [Signature]                       [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                 Name

---------------------------          ------------------------------------------
[Repeat as necessary.]

                           Greenhaven Associates, Inc.
                      13F Period Ending March 31, 2011

                    COL 1               COL 2    COL 3       COL4         COL 5            COL 6                 COL 7
                                       TITLE OF             VALUE       PRINCIPAL               SHARED
                                        CLASS    CUSIP      ($000)        AMOUNT      SOLE      OTHER        SOLE       NONE
3M Company (MMM)                        COMMON   88579Y101    339,725   3,633,425    729,935   2,903,490    729,935   2,903,490
Agilent  Technologies, Inc. (A)         COMMON   00846U101    148,126   3,307,855    447,200   2,860,655    447,200   2,860,655
Air Products & Chemicals (APD)          COMMON   009158106    256,845   2,848,134    489,775   2,358,359    489,775   2,358,359
Baker Hughes Inc. (BHI)                 COMMON   057224107    270,768   3,687,426    582,000   3,105,426    582,000   3,105,426
Becton Dickinson & Co (BDX)             COMMON   075887109    264,845   3,326,364    619,805   2,706,559    619,805   2,706,559
Devon Energy Corp (DVN)                 COMMON   25179M103    361,061   3,934,408    690,000   3,244,408    690,000   3,244,408
EQT Corporation (EQT)                   COMMON   26884L109    131,900   2,643,292    524,500   2,118,792    524,500   2,118,792
Emerson Electric Company (EMR)          COMMON   291011104     74,789   1,279,975          0   1,279,975          0   1,279,975
FedEx Corp (FDX)                        COMMON   31428X106    371,466   3,970,774    992,270   2,978,504    992,270   2,978,504
International Business Machines (IBM)   COMMON   459200101    265,573   1,628,580    259,500   1,369,080    259,500   1,369,080
Molex Inc.  (MOLX)                      COMMON   608554101     36,916   1,469,600    317,500   1,152,100    317,500   1,152,100
Molex Inc. - CL A  (MOLXA)              COMMON   608554200      2,775     134,101     36,500      97,601     36,500      97,601
Pall Corp (PLL)                         COMMON   696429307     44,921     779,749    152,133     627,616    152,133     627,616
Perkinelmer, Inc. (PKI)                 COMMON   714046109     43,888   1,670,650      6,000   1,664,650      6,000   1,664,650
Plains All Amer Pipeline LP (PAA)       COMMON   726503105      3,441      54,000      4,000      50,000      4,000      50,000
Praxair Inc. (PX)                       COMMON   74005P104     73,179     720,270     74,560     645,710     74,560     645,710
RHJ International (RHJIF)               COMMON   749561205     13,187   1,632,025  1,198,900     433,125  1,198,900     433,125
Rockwell Collins, Inc. (COL)            COMMON   774341101    143,058   2,206,659    309,200   1,897,459    309,200   1,897,459
TE Connectivity Ltd (TEL)               COMMON   883556102     56,023   1,608,935     65,500   1,543,435     65,500   1,543,435
Thermo Fisher Scientific (TMO)          COMMON   H84989104    108,380   1,951,035    143,000   1,808,035    143,000   1,808,035
Union Pacific Corp (UNP)                COMMON   907818108     65,741     668,576     49,925     618,651     49,925     618,651
United Parcel Service (UPS)             COMMON   911312106    147,542   1,985,225    317,000   1,668,225    317,000   1,668,225
                                                                        3,224,148